Annual Operating Expenses - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIPAssetManagerGrowthPortfolio-InitialServiceService2PRO - VIP Asset Manager Growth Portfolio	Apr. 30, 2025
VIP Asset Manager Growth Portfolio - Service Class
Operating Expenses:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	0.04%	[1]
Total annual operating expenses	0.73%
VIP Asset Manager Growth Portfolio - Service Class 2
Operating Expenses:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.04%	[1]
Total annual operating expenses	0.88%
VIP Asset Manager Growth Portfolio - Initial Class
Operating Expenses:
Management fee	0.59%	[1]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.04%	[1]
Total annual operating expenses	0.63%

[1]	A Adjusted to reflect current fees.